Consolidated Balance Sheets - USD ($) $ in Thousands		May 31, 2021	May 31, 2020
Current assets
Cash and cash equivalents		$ 1,612,211	$ 915,057
Term deposits		1,214,025	284,793
Short-term investments		3,434,726	2,318,280
Accounts receivable, net of allowance of US$557 and US$1,613 as of May 31, 2020 and 2021, respectively		8,667	4,178
Inventory, net		31,175	31,324
Prepaid expenses and other current assets, net of allowance of US$149 and US$215 as of May 31, 2020 and 2021, respectively		269,233	199,404
Amounts due from related parties, current		4,118	3,384
Total current assets		6,574,155	3,756,420
Restricted cash, non-current		19,916	4,367
Property and equipment, net		865,030	672,455
Land use rights, net		13,989	6,037
Amounts due from related parties, non-current		4,157	22,709
Long-term deposits		74,796	62,116
Intangible assets, net		4,836	10,246
Goodwill, net		73,254	80,366
Long-term investments, net (including available-for-sale investment of US$201,815 and US$224,315 as of May 31, 2020 and 2021, respectively)		537,749	431,101
Deferred tax assets, non-current, net		103,587	63,324
Right-of-use assets		1,857,533	1,425,466
Other non-current assets		22,051	22,278
Total assets		10,151,053	6,556,885
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$31,658 and US$36,032 as of May 31, 2020 and 2021, respectively)		38,441	33,147
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$581,576 and US$900,877 as of May 31, 2020 and 2021, respectively)		908,231	634,619
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$87,331 and US$46,248 as of May 31, 2020 and 2021, respectively)		84,321	101,385
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$1,590 and US$33 as of May 31, 2020 and 2021, respectively)		33	1,590
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,317,645 and US$1,923,007 as of May 31, 2020 and 2021, respectively)		1,926,386	1,324,384
Operating lease liabilities-current (including operating lease liabilities-current of the consolidated variable interest entities without recourse to the Company of US$376,177 and US$501,049 as of May 31, 2020 and 2021, respectively)		514,033	384,239
Total current liabilities		3,471,445	2,479,364
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$12,392 and US$12,924 as of May 31, 2020 and 2021, respectively)		13,172	11,906
Long-term loan (including long-term loan of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2020 and 2021, respectively)		0	117,881
Unsecured senior notes (including unsecured senior notes of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2020 and May 31, 2021, respectively)		297,631	0
Operating lease liabilities (including operating lease liabilities of the consolidated variable interest entities without recourse to the Company of US$1,054,149 and US$1,333,961 as of May 31, 2020 and 2021, respectively)		1,350,629	1,077,923
Total liabilities		5,132,877	3,687,074
Commitments and contingencies (Note 21)
Equity
Common shares (US$0.001 par value; 3,000,000,000 shares authorized as of May 31, 2020 and 2021; 1,588,017,140 and 1,690,082,150 shares issued as of May 31, 2020 and 2021; 1,585,400,800 and 1,690,082,150 shares outstanding as of May 31, 2020 and 2021 respectively)	[1]	1,690	1,588
Treasury stock		0	(3)
Additional paid-in capital		1,948,884	456,088
Statutory reserves		447,504	380,078
Retained earnings		2,253,399	1,986,411
Accumulated other comprehensive (loss) income		261,798	(90,867)
Total New Oriental Education & Technology Group Inc. shareholders' equity		4,913,275	2,733,295
Non-controlling interests		104,901	136,516
Total equity		5,018,176	2,869,811
Total liabilities and equity		$ 10,151,053	$ 6,556,885

[1]	Retrospectively restated for the effect of stock split. (Note 16)